Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash on hand	$ 5,225	$ 4,852	$ 40,606
Cash held in banks	10,399,930	8,989,488	20,273,429
Cash and cash equivalents	$ 10,405,155	$ 8,994,340	$ 20,314,035